Impairment Testing Of Intangible Assets With Indefinite Useful Lives - Summary Of The Intangible Assets With Indefinite Useful Lives (Detail) € in Thousands	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill	€ 69,323	€ 69,323	€ 69,323
Long Term Growth Rate [Member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0129	0.0097
Long Term Growth Rate [Member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0237	0.0176
Long Term Growth Rate [Member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0248	0.0188
Long Term Growth Rate [Member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0143	0.0109
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill		€ 69,323	€ 69,323
Goodwill [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill		45,931	45,931
Goodwill [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill		11,701	11,701
Goodwill [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount, Goodwill		€ 11,691	€ 11,691
Goodwill [member] | WACC [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1445	0.1370
Goodwill [member] | WACC [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1434	0.1330
Goodwill [member] | WACC [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1436	0.1346
Brands [member]
Disclosure of information for cash-generating units [line items]
Net carrying amount		€ 172,334	€ 172,334
Brands [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount		100,906	100,906
Brands [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount		37,856	37,856
Brands [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount		30,271	30,271
Brands [member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Net carrying amount		€ 3,301	€ 3,301
Brands [member] | WACC [member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1645	0.1570
Brands [member] | WACC [member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1634	0.1530
Brands [member] | WACC [member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.1636	0.1546
Brands [member] | WACC [member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.2001	0.1567
Brands [member] | Royalty Rate [Member] | Lanvin [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0518	0.0518
Brands [member] | Royalty Rate [Member] | Wolford [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0250	0.0250
Brands [member] | Royalty Rate [Member] | St. John [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0344	0.0344
Brands [member] | Royalty Rate [Member] | Sergio Rossi [Member]
Disclosure of information for cash-generating units [line items]
Significant unobservable input, assets		0.0125	0.0125